Note 4 - Vessels, Net and Advances for Vessels Under Construction (Details Textual)			6 Months Ended
	Apr. 26, 2017 USD ($) T	Feb. 28, 2017 USD ($) T	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Payments to Acquire Productive Assets				$ 48,753,000
M/T Stenaweco Elegance [Member]
Property, Plant and Equipment, Gross		$ 34,508,000
Shipyard Installments, Gross		33,935,000
Capitalized Expenses, Gross		$ 573,000
Size of Vessel | T		50,118
Hull 2648 [Member]
Size of Vessel | T	50,000
Payments to Acquire Productive Assets	$ 119